Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Current
Cash and cash equivalents	$ 6,989	$ 12,330
Amounts receivable	215	382
Prepaid expenses	348	52
Total current assets	7,552	12,764
Performance bonds and other assets	235	190
Mineral properties	41,614	40,373
Property, equipment and other	620	352
Total assets	50,021	53,679
Current
Accounts payable and accrued liabilities	1,367	1,121
Total current liabilities	1,367	1,121
Asset retirement obligation	91	95
Share based liabilities	872	864
Lease liability	317	44
Total liabilities	2,647	2,124
SHAREHOLDERS' EQUITY
Share capital	937,040	934,976
Contributed surplus	33,761	32,077
Accumulated other comprehensive loss	(170,337)	(166,155)
Deficit	(774,735)	(768,397)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	25,729	32,501
Non-controlling interest	21,645	19,054
Total shareholders' equity	47,374	51,555
Total liabilities and shareholders' equity	$ 50,021	$ 53,679